Financial Instruments - Foreign Currency Risk Sensitivity Analysis (Detail) - TWD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit and loss [Member] | Financial instruments [Member] | USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	$ 97	$ 83	$ (55)
Profit and loss [Member] | Financial instruments [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	(47)	(10)	(59)
Profit and loss [Member] | Financial instruments [Member] | SGD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	(44)	(52)	4
Profit and loss [Member] | Financial instruments [Member] | RMB [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	1	0	0
Profit and loss [Member] | Financial instruments [Member] | JPY [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	1	0	0
Profit and loss [Member] | Financial instruments [Member] | HKD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	3	(1)	0
Profit and loss [Member] | Derivatives [Member] | USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	(19)	1	3
Profit and loss [Member] | Derivatives [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	3	3	10
Equity [member] | Derivatives [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	$ 10	$ 4	$ 9